Interest Expense	12 Months Ended
Dec. 31, 2016
Interest Expense [Abstract]
Interest Expense
(18) Interest Expense

The Group capitalizes interest expense as a component of the cost of construction in progress. The following is a summary of interest cost incurred during the year ended December 31, 2016, 2015 and 2014:

	December 31, 2016		December 31, 2015	December 31, 2014
	RMB	US$	RMB	RMB
Interest cost capitalized	-	-	-	-
Interest cost charged to expense	7,865	1,133	8,333	12,486
	7,865	1,133	8,333	12,486

Interest expense in 2016 was lower than that in 2015, which was mainly due to lower expense on discount for cash.